Real Estate Investments (Details) - Schedule of Detailed Information About the Real Estate Investments - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Real Estate Properties [Line Items]
Name of Property		Total	Total
Purchase Price		$ 1,051	$ 349
Capitalization of costs		17,228	16,266
Total		10,616	9,861
Debt net		$ 16,177	$ 15,917
Maple Farms [Member]
Real Estate Properties [Line Items]
Name of Property		Maple Farms
Ownership Percentage in the Property		25.50%
Profit Participation Percentage	[1]	45.3% right to profits
Status / Stage		Planning
Acquisition Date		12/17/2021
Purchase Price		$ 456
Capitalization of costs		10,471
Total		3,510
Debt net		$ 10,015
Pecan Ranch West [Member]
Real Estate Properties [Line Items]
Name of Property		Pecan Ranch West
Ownership Percentage in the Property		100.00%
Profit Participation Percentage	[1]	100%
Status / Stage		Planning
Acquisition Date		11/15/2021
Purchase Price		$ 276
Capitalization of costs		1,872
Total		1,966
Debt net		$ 1,596
Pecan Ranch North [Member]
Real Estate Properties [Line Items]
Name of Property		Pecan Ranch North
Ownership Percentage in the Property		100.00%
Profit Participation Percentage	[1]	100%
Status / Stage		Planning
Acquisition Date		12/10/2021
Purchase Price		$ 76
Capitalization of costs		2,931
Total		3,002
Debt net		$ 2,855
Pecan Ranch Square [Member]
Real Estate Properties [Line Items]
Name of Property		Pecan Ranch Square
Ownership Percentage in the Property		100.00%
Profit Participation Percentage	[1]	100%
Status / Stage		Planning
Acquisition Date		12/10/2021
Purchase Price		$ 142
Capitalization of costs		1,059
Total		1,146
Debt net		$ 917
Maple Grove Square [Member]
Real Estate Properties [Line Items]
Name of Property		Maple Grove Square
Ownership Percentage in the Property		100.00%
Profit Participation Percentage	[1]	100%
Status / Stage		Planning
Acquisition Date		12/8/2021
Purchase Price		$ 90
Capitalization of costs		624
Total		705
Debt net		$ 534
Maple Reserve Square Member]
Real Estate Properties [Line Items]
Name of Property		Maple Reserve Square
Ownership Percentage in the Property		100.00%
Profit Participation Percentage	[1]	100%
Status / Stage		Planning
Acquisition Date		07/06/2022
Purchase Price		$ 11
Capitalization of costs		271
Total		287
Debt net		$ 260
Maple Farms [Member]
Real Estate Properties [Line Items]
Name of Property			Maple Farms
Ownership Percentage in the Property			25.50%
Profit Participation Percentage	[1]		47.5% right to profits
Status / Stage			Planning
Acquisition Date			12/17/2021
Purchase Price			$ 273
Capitalization of costs			10,288
Total			3,091
Debt net			$ 10,015
Pecan Ranch West [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch West
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			11/15/2021
Purchase Price			$ 47
Capitalization of costs			1,643
Total			1,980
Debt net			$ 1,596
Pecan Ranch North [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch North
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/10/2021
Purchase Price			$ 12
Capitalization of costs			2,867
Total			2,925
Debt net			$ 2,855
Pecan Ranch Square [Member]
Real Estate Properties [Line Items]
Name of Property			Pecan Ranch Square
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/10/2021
Purchase Price			$ 11
Capitalization of costs			928
Total			1,136
Debt net			$ 917
Maple Grove Square [Member]
Real Estate Properties [Line Items]
Name of Property			Maple Grove Square
Ownership Percentage in the Property			100.00%
Profit Participation Percentage	[1]		100%
Status / Stage			Planning
Acquisition Date			12/8/2021
Purchase Price			$ 6
Capitalization of costs			540
Total			729
Debt net			$ 534

[1]	The Promotion Allocation is an added percentage linked to the profitability of each project and is determined according to the waterfall distribution terms in the relevant operating agreement. The calculated percentage is subject to change based on the property’s profitability.